Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document Type	6-K
Entity File Number	001-32305
Entity Registrant Name	CORPBANCA/FI
Entity Address, Address Line One	Rosario Norte 660
Entity Address, Address Line Two	Las Condes
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001276671
Current Fiscal Year End Date	--12-31